UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, August 11, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 142

Form 13F Information Table Value Total: 243,174 (thousands)

List of Other Included Managers: None

                               TITLE OF                     VALUE               SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP        (X1000) SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101      332    3,500     SH             Sole               3,500
ABBOTT LABS                     COM             002824100      474    9,000     SH             Sole               9,000
AES CORP                        COM             00130H105      135   10,600     SH             Sole              10,600
AFLAC INC                       COM             001055102    2,381   51,000     SH             Sole              51,000
ALCOA INC                       COM             013817101      195   12,300     SH             Sole              12,300
ALLSTATE CORP                   COM             020002101      272    8,900     SH             Sole               8,900
ALTRIA GROUP INC                COM             02209S103    5,048  191,150     SH             Sole             191,150
AMERICAN EXPRESS CO             COM             025816109    4,633   89,607     SH             Sole              89,607
AMERICAN INTL GROUP INC         COM NEW         026874784      384   13,100     SH             Sole              13,100
AMERICAN INTL GROUP INC         UNIT 99/99/9999 026874115      119   68,610     SH             Sole              68,610
AMERISOURCEBERGEN CORP          COM             03073E105      203    4,900     SH             Sole               4,900
AMGEN INC                       COM             031162100      333    5,700     SH             Sole               5,700
ANADARKO PETROLEUM CORP         COM             032511107      215    2,800     SH             Sole               2,800
APACHE CORP                     COM             037411105    4,201   34,050     SH             Sole              34,050
APPLE INC                       COM             037833100    5,589   16,650     SH             Sole              16,650
ARCHER DANIELS MIDLAND CO       COM             039483102      208    6,900     SH             Sole               6,900
AT & T INC                      COM             00206R102    8,052  256,350     SH             Sole             256,350
BANK OF AMERICA CORPORATION     COM             060505104    5,948  542,695     SH             Sole             542,695
BANK OF MONTREAL QUE            COM             063671101      248    3,900     SH             Sole               3,900
BANK OF NEW YORK MELLON CO      COM             064058100      228    8,900     SH             Sole               8,900
BB&T CORP                       COM             054937107      209    7,800     SH             Sole               7,800
BCE INC                         COM NEW         05534B760      302    7,700     SH             Sole               7,700
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1,393       12     SH             Sole                  12
BK.OF NOVA SCOTIA HALIFAX       COM             064149107      349    5,800     SH             Sole               5,800
BOEING CO                       COM             097023105      377    5,100     SH             Sole               5,100
BOSTON SCIENTIFIC CORP          COM             101137107      118   17,100     SH             Sole              17,100
BRISTOL MYERS SQUIBB CO         COM             110122108      391   13,500     SH             Sole              13,500
CA INC                          COM             12673P105    2,681  117,400     SH             Sole             117,400
CANADIAN NATURAL RES LTD        COM             136385101    6,062  144,700     SH             Sole             144,700
CARDINAL HEALTH INC             COM             14149Y108      322    7,100     SH             Sole               7,100
CARNIVAL CORP                   PAIRED CTF      143658300    3,646   96,900     SH             Sole              96,900
CATERPILLAR INC DEL             COM             149123101      330    3,100     SH             Sole               3,100
CHEVRON CORP NEW                COM             166764100    5,328   51,811     SH             Sole              51,811
CISCO SYSTEMS INC               COM             17275R102      545   34,900     SH             Sole              34,900
CITIGROUP INC                   COM NEW         172967424    7,575  181,913     SH             Sole             181,913
CITRIX SYSTEMS INC              COM             177376100    1,580   19,750     SH             Sole              19,750
COCA COLA CO                    COM             191216100    5,239   77,861     SH             Sole              77,861

                               TITLE OF                     VALUE               SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP        (X1000) SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                CL A            20030N101      449   17,700     SH             Sole              17,700
CONOCOPHILLIPS                  COM             20825C104    1,278   17,000     SH             Sole              17,000
COSTCO WHOLESALE CORP NEW       COM             22160K105      268    3,300     SH             Sole               3,300
CROWN HOLDINGS INC              COM             228368106    1,883   48,500     SH             Sole              48,500
CVS CAREMARK CORPORATION        COM             126650100      417   11,100     SH             Sole              11,100
DELL INC                        COM             24702R101      347   20,800     SH             Sole              20,800
DEVON ENERGY CORP NEW           COM             25179M103      221    2,800     SH             Sole               2,800
DISNEY WALT CO                  COM DISNEY      254687106    4,379  112,166     SH             Sole             112,166
DOLBY LABORATORIES INC          COM             25659T107    1,225   28,850     SH             Sole              28,850
DOMINION RES INC VA NEW         COM             25746U109      232    4,800     SH             Sole               4,800
DOW CHEMICALS CO                COM             260543103      374   10,400     SH             Sole              10,400
DU PONT E I DE NEMOURS          COM             263534109      308    5,700     SH             Sole               5,700
DUKE ENERGY CORP NEW            COM             26441C105      307   16,300     SH             Sole              16,300
DUN & BRADSTREET CORP DEL       COM             26483E100    2,427   32,124     SH             Sole              32,124
E M C CORP MASS                 COM             268648102      201    7,300     SH             Sole               7,300
ECOPETROL S A                   SPONSORED ADS   279158109      493   11,200     SH             Sole              11,200
EDWARDS LIFESCIENCES CORP       COM             28176E108    2,284   26,200     SH             Sole              26,200
EMERSON ELECTRIC CO             COM             291011104      219    3,900     SH             Sole               3,900
ENCANA CORP                     COM             292505104      324   10,500     SH             Sole              10,500
EOG RES INC                     COM             26875P101    2,943   28,150     SH             Sole              28,150
EXELON CORP                     COM             30161N101      317    7,400     SH             Sole               7,400
EXPRESS SCRIPTS INC             COM             302182100    4,367   80,900     SH             Sole              80,900
EXXON MOBIL CORP                COM             30231G102    2,883   35,425     SH             Sole              35,425
FEDEX CORP                      COM             31428X106      228    2,400     SH             Sole               2,400
FIFTH THIRD BANCORP             COM             316773100      131   10,300     SH             Sole              10,300
FINISAR CORP                    COM             31787A507    2,283  126,600     SH             Sole             126,600
FIRSTENERGY CORP                COM             337932107      225    5,100     SH             Sole               5,100
FLEXTRONICS INTL LTD            ORD             Y2573F102      100   15,600     SH             Sole              15,600
FORD MOTOR CO DEL               COM PAR $0.01   345370860      600   43,500     SH             Sole              43,500
FREEPORT-MCMORAN COPPER & GOLD  COM             35671D857    5,483  103,646     SH             Sole             103,646
GENERAL DYNAMICS CORP           COM             369550108    4,573   61,368     SH             Sole              61,368
GENERAL ELECTRIC CO             COM             369604103    2,435  129,100     SH             Sole             129,100
GENERAL MOTORS CO               COM             37045V100      601   19,800     SH             Sole              19,800
GOLDMAN SACHS GROUP INC         COM             38141G104      665    5,000     SH             Sole               5,000
GOOGLE INC                      CL A            38259P508    4,426    8,740     SH             Sole               8,740
HARLEY-DAVIDSON INC             COM             412822108    3,470   84,700     SH             Sole              84,700
HESS CORP                       COM             42809H107      202    2,700     SH             Sole               2,700
HEWLETT PACKARD CO              COM             428236103      695   19,100     SH             Sole              19,100
HOME DEPOT INC                  COM             437076102    5,112  141,135     SH             Sole             141,135

                               TITLE OF                     VALUE               SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP        (X1000) SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC              COM             438516106      256    4,300     SH             Sole               4,300
INGERSOLL RAND PLC              SHS             G47791101    3,319   73,100     SH             Sole              73,100
INTEL CORP                      COM             458140100      747   33,700     SH             Sole              33,700
INTERNATIONAL BUSINESS MACHINES COM             459200101      909    5,300     SH             Sole               5,300
JACOBS ENGR GROUP INC DEL       COM             469814107    1,993   46,091     SH             Sole              46,091
JOHNSON & JOHNSON               COM             478160104    7,736  116,300     SH             Sole             116,300
JPMORGAN CHASE & CO             COM             46625H100    7,452  182,021     SH             Sole             182,021
KEYCORP NEW                     COM             493267108      100   12,000     SH             Sole              12,000
KIMBERLY CLARK CORP             COM             494368103      206    3,100     SH             Sole               3,100
KRAFT FOODS INC                 CL A            50075N104      451   12,789     SH             Sole              12,789
KROGER CO                       COM             501044101      275   11,100     SH             Sole              11,100
LILLY ELI & CO                  COM             532457108      357    9,500     SH             Sole               9,500
LOCKHEED MARTIN CORP            COM             539830109      267    3,300     SH             Sole               3,300
LOWE'S COMPANIES INC            COM             548661107      294   12,600     SH             Sole              12,600
MANPOWER GROUP INC              COM             56418H100    3,106   57,900     SH             Sole              57,900
MANULIFE FINANCIAL CORP         COM             56501R106      338   19,100     SH             Sole              19,100
MARATHON OIL CORP               COM             565849106      443    8,400     SH             Sole               8,400
MCDONALDS CORP                  COM             580135101      379    4,500     SH             Sole               4,500
MCKESSON CORP                   COM             58155Q103      326    3,900     SH             Sole               3,900
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    4,055   71,742     SH             Sole              71,742
MEDTRONIC INC                   COM             585055106      212    5,500     SH             Sole               5,500
MERCK & CO INC NEW              COM             58933Y105    6,048  171,388     SH             Sole             171,388
METLIFE INC                     COM             59156R108    4,270   97,339     SH             Sole              97,339
MICROSOFT CORP                  COM             594918104    3,586  137,918     SH             Sole             137,918
MORGAN STANLEY                  COM NEW         617446448      492   21,400     SH             Sole              21,400
NETAPP INC                      COM             64110D104    1,623   30,750     SH             Sole              30,750
NEWS CORP                       CL A            65248E104      269   15,200     SH             Sole              15,200
NEXTERA ENERGY INC              COM             65339F101      213    3,700     SH             Sole               3,700
NORTHROP GRUMMAN CORP           COM             666807102      250    3,600     SH             Sole               3,600
OCCIDENTAL PETROLEUM CORP DEL   COM             674599105      385    3,700     SH             Sole               3,700
ORACLE CORP                     COM             68389X105      336   10,200     SH             Sole              10,200
PEABODY ENERGY CORP             COM             704549104    3,374   57,272     SH             Sole              57,272
PEPSICO INC                     COM             713448108      514    7,297     SH             Sole               7,297
PFIZER INC                      COM             717081103    1,279   62,085     SH             Sole              62,085
PHILIP MORRIS INTL INC          COM             718172109    6,270   93,908     SH             Sole              93,908
PNC FINL SVCS GROUP INC         COM             693475105    2,732   45,828     SH             Sole              45,828
PROCTER & GAMBLE CO             COM             742718109    1,043   16,400     SH             Sole              16,400
PRUDENTIAL FINL INC             COM             744320102      286    4,500     SH             Sole               4,500
QUALCOMM INC                    COM             747525103      261    4,600     SH             Sole               4,600

                               TITLE OF                     VALUE               SH/  PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS         CUSIP        (X1000) SH/PRN AMT   PRN  CALL   DISCRETION  MANAGER  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINANCIAL CORP NEW      COM             7591EP100      123   19,900     SH             Sole              19,900
ROYAL BANK CANADA MONTREAL      COM             780087102      451    7,900     SH             Sole               7,900
SEARS HOLDINGS CORP             COM             812350106      236    3,300     SH             Sole               3,300
SOUTHERN CO                     COM             842587107      279    6,900     SH             Sole               6,900
SPRINT NEXTEL CORP              COM SER 1       852061100      372   69,000     SH             Sole              69,000
SUNCOR ENERGY INC NEW           COM             867224107    4,440  113,363     SH             Sole             113,363
SUPERVALU INC                   COM             868536103      137   14,600     SH             Sole              14,600
TARGET CORP                     COM             87612E106    3,764   80,236     SH             Sole              80,236
TEXTRON INC                     COM             883203101    4,066  172,207     SH             Sole             172,207
TIME WARNER CABLE INC           COM             88732J207      370    4,735     SH             Sole               4,735
TIME WARNER INC                 COM NEW         887317303      467   12,833     SH             Sole              12,833
TORONTO-DOMINION BANK           COM NEW         891160509    4,780   56,412     SH             Sole              56,412
TRANSOCEAN LTD                  REG SHS         H8817H100      207    3,200     SH             Sole               3,200
TYCO INTERNATIONAL LTD          SHS             H89128104      247    5,000     SH             Sole               5,000
UNION PACIFIC CORP              COM             907818108      219    2,100     SH             Sole               2,100
UNITED PARCEL SERVICE INC       CL B            911312106      423    5,800     SH             Sole               5,800
UNITED TECHNOLOGIES CORP        COM             913017109      425    4,800     SH             Sole               4,800
UNITEDHEALTH GROUP INC          COM             91324P102      438    8,500     SH             Sole               8,500
US BANCORP DEL                  COM NEW         902973304      449   17,600     SH             Sole              17,600
VALERO ENERGY CORP NEW          COM             91913Y100      386   15,100     SH             Sole              15,100
VERIZON COMMUNICATIONS INC      COM             92343V104    1,392   37,400     SH             Sole              37,400
WAL MART STORES INC             COM             931142103    1,956   36,800     SH             Sole              36,800
WALGREEN CO                     COM             931422109      276    6,500     SH             Sole               6,500
WELLPOINT INC                   COM             94973V107    5,593   71,000     SH             Sole              71,000
WELLS FARGO & CO NEW            COM             949746101    6,018  214,456     SH             Sole             214,456
XEROX CORP                      COM             984121103      115   11,093     SH             Sole              11,093
XILINX INC                      COM             983919101    4,072  111,658     SH             Sole             111,658

                                                TOTAL      243,174
